Share Based Payments - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	3,764,055	2,246,947	1,249,361	647,156
Weighted Average Remaining Contractual Life (years)	3 years 6 months 10 days
Weighted Average Exercise Price (cad per share)	$ 4.08	$ 5.31	$ 8.73	$ 13.20
Number Exercisable (shares) | shares	2,164,551	1,327,845	777,245
Weighted Average Exercise Price (cad per share)	$ 4.84	$ 7.22	$ 11.04
$0.54 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	808,333
Weighted Average Remaining Contractual Life (years)	3 years 10 days
Weighted Average Exercise Price (cad per share)	$ 1.39
Number Exercisable (shares) | shares	545,009
Weighted Average Exercise Price (cad per share)	$ 1.37
$0.54 - $1.79 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	0.54
$0.54 - $1.79 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 1.79
$1.80 - $3.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	459,730
Weighted Average Remaining Contractual Life (years)	4 years 5 months 26 days
Weighted Average Exercise Price (cad per share)	$ 2.66
Number Exercisable (shares) | shares	289,730
Weighted Average Exercise Price (cad per share)	$ 2.68
$1.80 - $3.01 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	1.80
$1.80 - $3.01 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 3.01
$3.02 - $3.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,834,706
Weighted Average Remaining Contractual Life (years)	3 years 10 months 9 days
Weighted Average Exercise Price (cad per share)	$ 3.21
Number Exercisable (shares) | shares	769,696
Weighted Average Exercise Price (cad per share)	$ 3.26
$3.02 - $3.90 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	3.02
$3.02 - $3.90 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 3.90
$3.91 - $7.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	493,252
Weighted Average Remaining Contractual Life (years)	2 years 8 months 4 days
Weighted Average Exercise Price (cad per share)	$ 6.13
Number Exercisable (shares) | shares	392,082
Weighted Average Exercise Price (cad per share)	$ 6.02
$3.91 - $7.41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	3.91
$3.91 - $7.41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 7.41
$7.42 - $52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	168,034
Weighted Average Remaining Contractual Life (years)	2 years 3 months 25 days
Weighted Average Exercise Price (cad per share)	$ 24.32
Number Exercisable (shares) | shares	168,034
Weighted Average Exercise Price (cad per share)	$ 24.32
$7.42 - $52.63 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	7.42
$7.42 - $52.63 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)	$ 52.63